Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Suppliers	$ 10,395	$ 9,218
Accounts payable	11,865	13,044
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	1,470	3,826
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party payables	545	766
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	409	190
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	389	186
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party payables	62	60
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	51	22
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	12	0
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	2	365
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Related party payables	0	2,163
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 0	$ 74